Summary of Significant Accounting Policies - Intangible assets (Details) - Purchased Software	12 Months Ended
Dec. 31, 2020
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years